Victory World Equity Fund Expense Example - Victory World Equity Fund	Feb. 28, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,532
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	706
Expense Example, with Redemption, 3 Years	1,037
Expense Example, with Redemption, 5 Years	1,391
Expense Example, with Redemption, 10 Years	$ 2,385